Commitments - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	May 31, 2017	Apr. 30, 2016
Other agreements [member] | Contract Research Organizations [member] | Viaskin Peanuts And Viaskin Milk Products [member]
Disclosure of commitments [line items]
Launching value of clinical studies	€ 116,200
Remaining value of clinical studies	29,400
CIC banking institution [member]
Disclosure of commitments [line items]
Sum of term deposit	3,500
Maximum collateral foreign exchange pledged security	50,000
Monetary market fund [member] | Other agreements [member]
Disclosure of commitments [line items]
Sum of term deposit	€ 227
Term deposit period	3 years
Property, plant and equipment subject to operating leases [member] | Letter of credit 1 [member] | Other agreements [member]
Disclosure of commitments [line items]
Future rental payments		€ 300	€ 143
Bagneux [member] | Monetary market fund [member] | Other agreements [member]
Disclosure of commitments [line items]
Guarantee for ordinary rental agreements of the premises	€ 400